Note 16 - Income Taxes (Details) - Aggregate Changes in Balance of Gross Unrecognized Tax Benefits - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Aggregate Changes in Balance of Gross Unrecognized Tax Benefits [Abstract]
Balance, beginning of year	$ 147,000	$ 140,000
Balance, end of year	147,000	147,000
Additions for tax positions related to prior years	$ 0	$ 7,000